Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Future payments

Future payments as of September 30, 2012 under the Agreement are as follows (in thousands):

Remainder of 2012	$143
2013	580
2014	1,990
2015	1,847
2016	1,701

Total minimum payments	6,261
Less amount representing interest	(1,261)

Notes payable, gross	5,000
Discount on notes payable	(188)
Accretion of the final exit fee payment	3

Long-term notes payable	$4,815